Significant Accounting Policies - Consolidated Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income including noncontrolling interest	$ 5,929	$ 5,453	$ 4,529
Company pension and postretirement expense	206	322	426
Other — net	$ 227	417	(127)
Under Prior Method
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income including noncontrolling interest		5,388	4,582
Company pension and postretirement expense		406	357
Other — net		$ 398	$ (111)